Net Asset Value and Financial Highlights	12 Months Ended
Dec. 31, 2012
Net Asset Value and Financial Highlights [Abstract]
Net Asset Value and Financial Highlights
(11) Net Asset Value and Financial Highlights

The Fund is presenting the following Net Asset Value and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2012, 2011 and 2010. The net investment loss and total expense ratios have been annualized. The total return is based on the change in Net Asset Value of the Shares during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

	Year		Year		Year
	Ended		Ended		Ended
	December 31, 2012		December 31, 2011		December 31, 2010

Net Asset Value
Net Asset Value per Limited Share, beginning of year	$29.96		$32.88		$26.22

Net realized and change in unrealized gain (loss) from investments	(0.85)		(2.59)		6.93
Net investment loss	(0.26)		(0.33)		(0.27)
Net increase (decrease) in net assets from operations	(1.11)		(2.92)		6.66
Net Asset Value per Limited Share, end of year	$28.85		$29.96		$32.88

Market value per Limited Share, beginning of year	$29.96		$32.95		$26.32
Market value per Limited Share, end of year	$28.83		$29.96		$32.95

Ratio to average net assets (i)
Net investment loss	(0.86	) %	(0.99	) %	(0.98	) %
Total expenses	0.92%		1.04%		1.09%

Total Return, at Net Asset Value (ii)	(3.70	) %	(8.88	) %	25.40%
Total Return, at market value (ii)	(3.77	) %	(9.07	) %	25.19%

(i) Percentages are annualized.
(ii) Percentages are not annualized.